Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 26,022	$ 70,323
Accounts receivable, net	203,748	183,361
Inventories, net	322,607	331,894
Current deferred income tax benefits	80,674	83,380
Other current assets	24,799	27,253
Total Current Assets	657,850	696,211
Property, plant and equipment, net	1,774,291	1,687,830
Goodwill	616,671	626,527
Other intangibles, net	54,133	17,548
Other noncurrent assets	44,877	46,627
Total Assets	3,147,822	3,074,743
Current Liabilities:
Bank overdraft		2,123
Accounts payable	92,210	60,333
Accrued salaries, benefits and payroll taxes	16,732	17,506
Pension and postretirement benefits	5,250	6,034
Accrued insurance and other taxes	26,408	23,535
Current maturities of long-term debt and short-term facilities	7,182	248,714
Other current liabilities	25,930	27,248
Total Current Liabilities	173,712	385,493
Long-term debt	1,052,902	782,045
Pension, postretirement and postemployment benefits	158,101	127,671
Noncurrent deferred income taxes	222,064	228,698
Other noncurrent liabilities	92,179	82,577
Total Liabilities	1,698,958	1,606,484
Equity:
Common stock ($0.01 par value; 100,000,000 shares authorized; 45,726,000 and 45,579,000 shares outstanding at December 31, 2011 and 2010, respectively)	456	455
Preferred stock ($0.01 par value; 10,000,000 shares authorized; no shares outstanding)
Additional paid-in capital	401,864	396,485
Accumulated other comprehensive loss	(83,890)	(53,660)
Retained earnings	1,090,891	1,082,160
Total Shareholders' Equity	1,409,321	1,425,440
Noncontrolling interests	39,543	42,819
Total Equity	1,448,864	1,468,259
Total Liabilities and Equity	$ 3,147,822	$ 3,074,743